UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eminence Capital LLC
Address: 65 East 55th Street, 25th Floor
         New York, NY  10022

13F File Number:  028-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
Title:     Managing Member
Phone:     (212) 418-2100

Signature, Place, and Date of Signing:

      /s/ Ricky C. Sandler     New York, NY     August 14, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $2,375,416 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    66581  1415417 SH       SOLE                  1415417        0        0
ABERCROMBIE & FITCH CO         CL A             002896207    43316  1706008 SH       SOLE                  1706008        0        0
AMERICAN EXPRESS CO            COM              025816109    22933   986779 SH       SOLE                   986779        0        0
APPLE INC                      COM              037833100   105193   738560 SH       SOLE                   738560        0        0
BANK OF AMERICA CORPORATION    COM              060505104    34578  2619542 SH       SOLE                  2619542        0        0
CEMEX SAB DE CV                PUT              151290959     3168  1920000 SH  PUT  SOLE                  1920000        0        0
CINTAS CORP                    COM              172908105    34758  1521783 SH       SOLE                  1521783        0        0
CISCO SYS INC                  COM              17275R102    96096  5152612 SH       SOLE                  5152612        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    62745  2350000 SH       SOLE                  2350000        0        0
CSX CORP                       COM              126408103    31167   900000 SH       SOLE                   900000        0        0
EBAY INC                       COM              278642103    65008  3795000 SH       SOLE                  3795000        0        0
FISERV INC                     COM              337738108   114546  2505923 SH       SOLE                  2505923        0        0
GENERAL MLS INC                COM              370334104    40462   722282 SH       SOLE                   722282        0        0
GLOBAL PMTS INC                COM              37940X102    62927  1679857 SH       SOLE                  1679857        0        0
GOOGLE INC                     CL A             38259P508    64331   152592 SH       SOLE                   152592        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     1353    78151 SH       SOLE                    78151        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102     9329   586732 SH       SOLE                   586732        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    71613  1056400 SH       SOLE                  1056400        0        0
LOCKHEED MARTIN CORP           COM              539830109   131863  1635000 SH       SOLE                  1635000        0        0
LOWES COS INC                  COM              548661107    36046  1857064 SH       SOLE                  1857064        0        0
MASTERCARD INC                 CL A             57636Q104    51866   310000 SH       SOLE                   310000        0        0
MONSANTO CO NEW                COM              61166W101    65048   875000 SH       SOLE                   875000        0        0
ORACLE CORP                    COM              68389X105   226838 10590000 SH       SOLE                 10590000        0        0
PALM INC NEW                   COM              696643105      220    13258 SH       SOLE                    13258        0        0
PEPSICO INC                    COM              713448108    61830  1125000 SH       SOLE                  1125000        0        0
PFSWEB INC                     COM NEW          717098206       57    42169 SH       SOLE                    42169        0        0
PRECISION CASTPARTS CORP       COM              740189105    65362   895000 SH       SOLE                   895000        0        0
PROCTER & GAMBLE CO            COM              742718109    76529  1497634 SH       SOLE                  1497634        0        0
QUALCOMM INC                   COM              747525103    65026  1438631 SH       SOLE                  1438631        0        0
QUEST DIAGNOSTICS INC          COM              74834L100    79680  1412019 SH       SOLE                  1412019        0        0
ROSS STORES INC                COM              778296103    71090  1841714 SH       SOLE                  1841714        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102   163018  3998476 SH       SOLE                  3998476        0        0
UNILEVER N V                   N Y SHS NEW      904784709    14759   610378 SH       SOLE                   610378        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    65903  1268337 SH       SOLE                  1268337        0        0
US BANCORP DEL                 COM NEW          902973304    59430  3316391 SH       SOLE                  3316391        0        0
VISA INC                       COM CL A         92826C839    40891   656770 SH       SOLE                   656770        0        0
WAL MART STORES INC            COM              931142103    98764  2038900 SH       SOLE                  2038900        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105    71092  3004713 SH       SOLE                  3004713        0        0